EXPENSES	12 Months Ended
Feb. 28, 2013
EXPENSES [Abstract]
EXPENSES

23. EXPENSES

        Included in general and administrative expenses is $625 related to premises rental expense for the year ended February 28, 2013 [year ended February 29, 2012 - $382]. Total rental expense for the year ended February 28, 2013 was $4,715 [year ended February 29, 2012 - $1,882].